Financial liabilities - borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Summary of Current and Non - Current Borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2024	2023
Non-current
1.375% Euro notes 2025 (nominal amount € 300m)	–	257
3.75% GBP notes 2030 (nominal amount £350m)	355	354
5.375% GBP notes 2034 (nominal amount £350m)	350	–
Lease liabilities (see note 35)	452	483
	1,157	1,094
Current (due within one year or on demand)
1.375% Euro notes 2025 (nominal amount € 300m)	250	–
Lease liabilities (see note 35)	65	64
Overdrafts	–	3
	315	67
Total borrowings	1,472	1,161

Summary of Maturities of the Group's Non-Current Borrowings	The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2024	2023
Between one and two years	71	70
Between two and five years	149	419
Over five years	937	605
	1,157	1,094

Summary of Carrying Amounts and Market Value of Borrowings
The carrying amounts and market values of borrowings are as follows:

			2024			2023
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
1.375% Euro notes 2025	1.44%	250	247	1.44%	257	252
3.75% GBP notes 2030	3.93%	355	328	3.93%	354	327
5.375% GBP notes 2034	5.6%	350	343	–	–	–
Overdrafts	n/a	–	–	n/a	3	3
		955	918		614	582

Summary of Carrying Amounts of Borrowings which Denominated in Currencies
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2024	2023
US dollar	187	217
Sterling	1,013	667
Euro	253	261
Other	19	16
	1,472	1,161